SCHEDULE OF WARRANT ACTIVITIES (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Beginning balance		$ 301	$ 752	$ 752	$ 28
Granted					284
Amount classified to equity upon determination of the exercise price	[1]			(651)	(60)
Expired	[2]
Changes in fair value		(299)		927	500
Ending balance		2		301	752
Modification of convertible bridge loans transactions				(727)
Two Thousand Nineteen Warrants [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Beginning balance			662	662
Granted					205
Amount classified to equity upon determination of the exercise price	[1]				(60)
Expired
Changes in fair value					517
Ending balance					662
Placement Agent Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Beginning balance		79	79	79
Granted	[3]				79
Amount classified to equity upon determination of the exercise price	[1]
Expired
Changes in fair value
Ending balance				79	79
Modification of convertible bridge loans transactions
First Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Beginning balance		168	662	662
Amount classified to equity upon determination of the exercise price	[1]			(651)
Changes in fair value				884
Ending balance				168	662
Modification of convertible bridge loans transactions				(727)
Series (2015) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Beginning balance		11	2	2	6
Granted
Amount classified to equity upon determination of the exercise price	[1]
Expired
Changes in fair value				9	(4)
Ending balance				11	2
Modification of convertible bridge loans transactions
Series (2016) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Beginning balance		13	3	3	3
Granted
Amount classified to equity upon determination of the exercise price	[1]
Expired	[2]
Changes in fair value				10
Ending balance				13	3
Modification of convertible bridge loans transactions
Series (2018) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Beginning balance		$ 30	$ 6	6	19
Granted
Amount classified to equity upon determination of the exercise price	[1]
Expired
Changes in fair value				24	(13)
Ending balance				30	$ 6
Modification of convertible bridge loans transactions

[1]	Following the partial conversion of certain convertible bridge loans into ordinary shares (see also Note 11), the right that was granted to the lenders to receive a variable number of shares of common stock upon exercise of certain warrants has been lapsed and accordingly the applicable amount was reclassified from non-current financial liability into additional paid-in capital.
[2]	Representing amount lower than $1.
[3]	The fair value of the Placement Agent Warrant is equal to 8% of the total proceeds received by the Company from introduced investor and/or lenders by the Placement Agent (see also Note 11).